WASATCH FUNDS TRUST

Supplement dated December 3, 2024 to the

Summary Prospectuses and Prospectus, each dated January 31, 2024

	Investor Class	Institutional Class
Wasatch Core Growth Fund®	WGROX	WIGRX
Wasatch Global Opportunities Fund®	WAGOX	WIGOX
Wasatch Small Cap Growth Fund®	WAAEX	WIAEX

This Supplement updates certain information contained in the Wasatch Funds Prospectus, the Summary Prospectus for Investor Class and Institutional Class shares of the Wasatch Core Growth Fund, the Summary Prospectus for Investor Class and Institutional Class shares of the Wasatch Global Opportunities Fund and the Summary Prospectus for Investor Class and Institutional Class shares of the Wasatch Small Cap Growth Fund, each dated January 31, 2024. You should retain this Supplement with the Prospectus and each Summary Prospectus for future reference. Additional copies of these materials may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective January 31, 2025, JB Taylor will no longer be a portfolio manager for the Wasatch Core Growth Fund, Wasatch Global Opportunities Fund and Wasatch Small Cap Growth Fund. Therefore as of January 31, 2025, all references to JB Taylor are hereby deleted.

WASATCH FUNDS TRUST

Supplement dated December 3, 2024 to the

Statement of Additional Information dated January 31, 2024

	Investor Class	Institutional Class
Wasatch Core Growth Fund®	WGROX	WIGRX
Wasatch Emerging India Fund ®	WAINX	WIINX
Wasatch Emerging Markets Select Fund®	WAESX	WIESX
Wasatch Emerging Markets Small Cap Fund®	WAEMX	WIEMX
Wasatch Frontier Emerging Small Countries Fund®	WAFMX	WIFMX
Wasatch Global Opportunities Fund®	WAGOX	WIGOX
Wasatch Global Select Fund®	WAGSX	WGGSX
Wasatch Global Value Fund®	FMIEX	WILCX
Wasatch Greater China Fund®	WAGCX	WGGCX
Wasatch International Growth Fund®	WAIGX	WIIGX
Wasatch International Opportunities Fund®	WAIOX	WIIOX
Wasatch International Select Fund®	WAISX	WGISX
Wasatch Long/Short Alpha Fund®	WALSX	WGLSX
Wasatch Micro Cap Fund®	WMICX	WGICX
Wasatch Micro Cap Value Fund®	WAMVX	WGMVX
Wasatch Small Cap Growth Fund®	WAAEX	WIAEX
Wasatch Small Cap Value Fund®	WMCVX	WICVX
Wasatch Ultra Growth Fund®	WAMCX	WGMCX
Wasatch U.S. Select Fund®	WAUSX	WGUSX
Wasatch-Hoisington U.S. Treasury Fund®	WHOSX	-

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (the “SAI”) for Investor Class and Institutional Class shares dated January 31, 2024. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective January 1, 2025, the second paragraph of the section “Investment Advisor” in the section entitled “Investment Advisory and Other Services” beginning on page 71 of the SAI is hereby deleted in its entirety and replaced with the following:

Eric S. Bergeson is President of the Trust and an Officer and Director of the Advisor. The principal executive officers and directors of the Advisor are: Michael K. Yeates, Chief Executive Officer and Chief Financial Officer, Treasurer, Vice President and Director; and Daniel D. Thurber, General Counsel, Vice President, Secretary and Chief Compliance Officer.

Effective January 31, 2025, JB Taylor will no longer be a portfolio manager for the Wasatch Core Growth Fund, Wasatch Global Opportunities Fund and Wasatch Small Cap Growth Fund. Therefore as of January 31, 2025, all references to JB Taylor are hereby deleted in the SAI.

WASATCH FUNDS TRUST

Supplement dated December 3, 2024 to the

Statement of Additional Information dated November 27, 2024

	Investor Class	Institutional Class
Wasatch International Value FundTM	WAIVX	WGIVX

(the “Fund”)

This Supplement updates certain information contained in the Wasatch International Value Fund Statement of Additional Information (the “SAI”) for Investor Class and Institutional Class shares dated November 27, 2024. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective January 1, 2025, the second paragraph of the section “Investment Advisor” in the section entitled “Investment Advisory and Other Services” beginning on page 45 of the SAI is hereby deleted in its entirety and replaced with the following:

Eric S. Bergeson is President of the Trust and an Officer and Director of the Advisor. The principal executive officers and directors of the Advisor are: Michael K. Yeates, Chief Executive Officer and Chief Financial Officer, Treasurer, Vice President and Director; and Daniel D. Thurber, General Counsel, Vice President, Secretary and Chief Compliance Officer.